Lease (Tables)	12 Months Ended
Mar. 31, 2025
Lease [Abstract]
Schedule of Operating Lease Right-of-Use Assets, Net and Operating Lease Liabilities

The following table shows operating lease right-of-use assets, net and operating lease liabilities:

	As of March 31,
	2025	2024
Assets
Operating lease right-of-use assets, net	$178,865	$42,180
Liabilities
Operating lease liabilities, current	$95,130	$42,180
Operating lease liabilities, non-current	$90,965	$—
	$186,095	$42,180

Schedule of Operating Lease Expenses

During the year ended March 31, 2025, the company incurred operating lease expenses, as follows:

	For the year ended March 31,
	2025	2024	2023
Operating lease expenses:
Amortization of leased assets	$58,008	$39,893	$—
Interest of lease liabilities	2,489	3,585	—
Total operating lease expenses	$60,497	$43,478	$—

Schedule of Maturity Analysis of Operating Lease Liabilities

As of March 31, 2025, the maturity analysis of operating lease liabilities is as follows:

Financial years ending March 31,
2026	$100,583
2027	92,229
Total undiscounted cash flows	192,812
Less: imputed interest	(6,717)
Present value of lease liabilities	186,095
Less: Non-current portion of lease liabilities	(90,965)
Current portion of lease liabilities	$95,130